                                                                                                               June 28, 2011

Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

Re:     Wells Fargo Variable Trust
           Registration Statement on Form N-14
           File Number:  333-174536

Ladies and Gentlemen:

Pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the General Rules and Regulations thereunder, enclosed for filing electronically is the Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Wells Fargo Variable Trust (the "Trust").  This filing relates to the acquisition of the assets of:

-- Wells Fargo Advantage VT Core Equity Fund, a series of the Trust, by and in exchange for shares of Wells Fargo Advantage VT Opportunity Fund (the “Acquiring Fund”), a series of the Trust.

The Prospectus/Proxy Statement which constitutes Part A of the Registration Statement will be used in connection with a special meeting of shareholders of the Wells Fargo Advantage VT Core Equity Fund (the “Target Fund”), at which shareholders of the Target Fund will be asked to vote on the proposed acquisition of their fund by the Acquiring Fund.  Included in the Registration Statement is the form of proxy that will be used in connection with such meeting of shareholders.

The purpose of the Amendment is to incorporate comments received from the SEC examiners and to include any previously incomplete information. It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

No registration fee is being paid at the time of filing because the Trust has previously filed an election under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares.

You had indicated that all correspondences are now required to make certain representations. We make the following representations to you:

-- the Fund is responsible for the adequacy and accuracy of the disclosure in the filings;

-- staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

-- the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3662.

Very truly yours,

/s/ Brian J. Montana

Brian J. Montana, Esq.
Wells Fargo Legal Department

Enclosures

cc: Marco E. Adelphio, Esq.